Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Summary of Other Current Liabilities
Other current liabilities consist of the following:

	As of December 31, 2019	As of December 31, 2018
Salaries payable	25,196	22,030
Taxes payable	10,958	8,586
Financed portion of acquisitions	5,477	—
Other	5,091	2,654

	$46,722	$33,270

Summary of Other Non-current Liabilities	Other non-current liabilities consist of the following:

	As of December 31, 2019	As of December 31, 2018
Financed portion of acquisitions	5,219	—
Taxes payable	1,427	243

	$6,646	$243